Discontinued Operations (Detail) (USD $)	3 Months Ended									12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014	May 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Sale of Productive Assets	$ 904,000				$ 3,087,000					$ 6,004,000	$ 13,886,000	$ 1,581,000
Net sales	0				1,288,000					1,372,000	30,009,000	25,482,000
Income (loss) from discontinued operations, net of tax	(10,000)	223,000	(23,000)	347,000	2,655,000	(1,571,000)	(4,821,000)	(282,000)	3,000	3,202,000	(6,671,000)	(860,000)
Gain on sale of assets from discontinued operations	0				3,028,000					3,365,000	0	0
Australia rotational molding [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Sale of Productive Assets					3,000,000					3,000,000
Gain on sale of assets from discontinued operations					3,000,000					3,400,000
Impairments on Long-Lived Assets to be Disposed Of											$ 4,000,000